Consolidated Balance Sheets Parentheticals - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
General Partner Ownership Interest Percentage	2.00%	2.00%
General Partners' Capital Account, Units Issued	9.9	6.9
General partner units outstanding	9.9	6.9
Common Units [Member]
Limited Partners' Capital Account, Units Issued	348.6	57.1
Partnership unitholders units outstanding	348.6	57.1
Class B Units [Member]
Limited Partners' Capital Account, Units Issued	0.0	145.3
Partnership unitholders units outstanding	0.0	145.3
Subordinated Units [Member]
Limited Partners' Capital Account, Units Issued	135.4	135.4
Partnership unitholders units outstanding	135.4	135.4